Related party transactions - Amounts incurred by entity for provision of key management personnel services (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	$ 14	$ 14	$ 12
Annual incentive plan	8	8	4
Non-Executive Directors’ fees	2	2	2
Share-based payment	8	17	7
Post-employment benefits	2	2	2
Termination payments	5	0	0
Key management personnel remuneration	$ 39	$ 43	$ 27